Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Convertible Preferred Stock	Convertible Preferred Stock
The following table summarizes convertible preferred stock authorized and issued and outstanding as of March 31, 2021 and December 31, 2020:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
			(in thousands)
Series 1(1)	27,567,694	27,476,120	$79,564	$75,006
Series 2	6,069,073	6,069,073	24,868	24,953
Series 3	7,617,704	7,617,704	36,096	36,475
Series 4	9,159,674	8,682,155	29,901	30,000
Series 5	28,391,526	28,391,526	138,747	142,987
Series 6	14,440,784	14,440,784	79,085	80,000
Series 7	23,749,620	23,749,620	151,770	155,000
Series 8	12,576,907	12,576,907	86,648	86,875
Total	129,572,982	129,003,889	$626,679	$631,296
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(1)Including Series 1 convertible preferred stock issued through exercise of warrants to purchase 197,315 shares. The proceeds from exercise of the warrants was $0.5 million.
The rights, preferences, and privileges of the convertible preferred stock are as follows:
Dividends
The holders of convertible preferred stock are entitled to receive noncumulative dividends equal to 8% of the original issue price per share, when and if declared by the board of directors, prior and in preference to dividends on common stock. The holders of convertible preferred stock are also entitled to participate in dividends on common stock held on an as-if converted basis. No dividends on convertible preferred stock or common stock had been declared by the board of directors as of March 31, 2021.
Conversion Rights
Each share of convertible preferred stock is convertible at the option of the holder into shares of common stock at any time. The conversion rate for convertible preferred stock is equal to the quotient obtained by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The original issue price for the Series 1, 2, 3, 4, 5, 6, 7, and 8 convertible preferred stock is $2.729862, $4.11146, $4.78821, $3.45536, $5.03624, $5.539864, $6.526419, and $6.9075 per share, respectively, as adjusted for stock splits, stock dividends, combinations, subdivisions, recapitalizations, or similar transactions. The conversion price of the Series 1, 2, 3, 4, 5, 6, 7, and 8 convertible preferred stock is $2.729862, $4.01068, $4.58348, $3.45536, $5.03624, $5.539864, $6.526419, and $6.9075 per share, respectively, as adjusted for certain dilutive issuances, splits and combinations.
Each share of convertible preferred stock automatically converts into shares of common stock at the then-effective conversion price upon the Company’s sale of its common stock in a firm commitment underwriting pursuant to a registration statement filed under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $50.0 million. In addition, all shares of convertible preferred stock (other than the Series 7 preferred stock and Series 8 preferred stock) will automatically convert into shares of common stock upon a vote by the holders of a majority of the outstanding shares of convertible preferred stock voting together as a single class on an as-converted basis; the Series 7 preferred stock may not be converted without the vote or written consent of the holders of at least a majority of the then outstanding shares of Series 7 convertible preferred stock and the Series 8 preferred stock may not be converted without the vote or written consent of the holders of at least a majority of the then outstanding shares of Series 8 convertible preferred stock.
In the event that the initial offering price to the public (prior to any underwriting discount), under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $50.0 million (IPO), is less than the original issuance price of the Series 8 convertible preferred stock, the conversion price of the Series 8 shall be adjusted to the higher of the IPO price or the original issuance price of the Series 7 convertible preferred stock.
Voting Rights
Holders of convertible preferred stock have voting rights equal to the number of shares of common stock into which their respective convertible preferred shares are then convertible. Holders of convertible preferred stock, as a separate class, voting on an as-converted basis, shall be entitled to elect seven directors of the Company. Holders of the common stock, as a separate class, shall be entitled to elect one director of the Company. The holders of common stock and convertible preferred stock, voting together as a single class on an as-converted basis, shall be entitled to elect the remaining number of directors of the Company.
Liquidation Preferences
In the event of a liquidation or sale of the Company, either voluntary or involuntary, distributions to the stockholders shall be made in the following manner: the holders of Series 8 preferred stock shall be entitled, before holders of other series of preferred stock and before holders of common stock, to an amount per share equal to the greater of (1) the original issue price of Series 8 preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of Series 8 preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8 preferred stock, the holders of Series 7 preferred stock shall be entitled, before holders of other series of preferred stock, an amount per share equal to the greater of (1) the original issue price of Series 7 preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of Series 7 preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8 and Series 7 preferred stock, the holders of Series 5 and 6 convertible preferred stock then outstanding shall be entitled, on a pari passu basis, an amount per share equal to the greater of (1) the applicable original issue price for such series of convertible preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of such series convertible preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8, Series 7, and Series 5 and 6 convertible preferred stock, the holders of Series 1, 2, 3, and 4 convertible preferred stock then outstanding shall be entitled, on a pari passu basis, an amount per share equal to the greater of (1) the applicable original issue price for such series of convertible preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of such series convertible preferred stock been converted into common stock immediately prior to such event. After payment of all preferential amounts required to be paid to the holders of convertible preferred stock, the remaining funds and assets available for distribution shall be distributed among the holders of common stock, pro rata based on the number of shares of common stock held.
Redemption
Convertible preferred stock is not redeemable by the Company or at the option of the preferred stockholders.
Convertible Preferred Stock Warrants
Warrants for Series 4 Preferred Stock
In May 2016, in connection with the first amendment to the Hercules Credit Facility, the Company issued warrants to purchase an additional 79,587 shares of Series 4 convertible preferred stock to Hercules at an exercise price of $3.45536 per share, subject to certain adjustments. These warrants expire at the earlier of May 2023 and three years from the Company’s qualified initial public offering.
During 2015, the Company issued warrants to purchase 397,932 shares of Series 4 convertible preferred stock to Hercules at an exercise price of $3.45536 per share, subject to certain adjustments. The warrants expire in the earlier of May 2022 or three years from the Company’s qualified initial public offering.
Warrants for Series 1 Preferred Stock
In each of October 2011 and March 2012, the Company issued warrants to purchase 45,787 shares of Series 1 convertible preferred stock at an exercise price of $2.729862 per share to a bank in connection with a debt arrangement. The warrants expire in October 2021.
As of March 31, 2021, a total of 569,093 shares of the Series 1 and Series 4 convertible preferred stock warrants were outstanding.
All outstanding shares convertible preferred stock were converted into 129,496,639 shares of Proterra common stock; and each share of Proterra common stock (including shares issuable upon conversion of Proterra convertible preferred stock) was converted into the right to receive 0.8925 shares of New Proterra Common Stock at the Closing of the Merger on June 14, 2021. By their terms, the Hercules warrants for Series 4 convertible preferred stock were net exercised at the Closing. The warrants for Series 1 convertible preferred stock converted into warrants to purchase shares of New Proterra common stock pursuant to the terms in the Merger Agreement. See Note 13, Merger Transaction and Note 14, Subsequent Events.	Convertible Preferred StockIn August and September 2019, the Company completed a private placement and issuance of a total of 10,857,762 shares of Series 8 convertible preferred stock at $6.9075 per share for proceeds of $74.8 million, net of issuance costs of approximately $0.2 million. In October 2019, the Company completed an additional private placement and issuance of 1,719,145 shares of Series 8 convertible preferred stock at $6.9075 per share for gross proceeds of $11.9 million.
In June 2018, the Company completed the private placement and issuance of a total of 15,307,518 shares of Series 7 convertible preferred stock at $6.526419 per share for proceeds of $98.8 million, net of issuance costs of approximately $1.1 million. In September 2018, the Company completed the private placement and issuance of a total of 8,442,102 additional shares of Series 7 convertible preferred stock at $6.526419 per share for proceeds of $53.0 million, net of issuance costs of approximately $2.1 million.
In January 2018, the Company completed an additional private placement and issuance of 4,512,743 shares of Series 6 convertible preferred stock at $5.539864 per share for proceeds of $24.9 million, net of issuance costs of $0.1 million. The $5.0 million prepayment for the sale of Series 6 convertible preferred stock, which was recorded as a non-current liability as of December 31, 2017, was converted to equity upon closing of this transaction.
The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2020 and 2019:

	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
			(in thousands)
Series 1(1)	27,567,694	27,476,120	$79,564	$75,006
Series 2	6,069,073	6,069,073	24,868	24,953
Series 3	7,617,704	7,617,704	36,096	36,475
Series 4	9,159,674	8,682,155	29,901	30,000
Series 5	28,391,526	28,391,526	138,747	142,987
Series 6	14,440,784	14,440,784	79,085	80,000
Series 7	23,749,620	23,749,620	151,770	155,000
Series 8	12,576,907	12,576,907	86,648	86,875
Total	129,572,982	129,003,889	$626,679	$631,296
__________________
(1)Including Series 1 convertible preferred stock issued through exercise of warrants to purchase 197,315 shares. The proceeds from exercise of the warrants was $0.5 million.
The rights, preferences, and privileges of the convertible preferred stock are as follows:
Dividends
The holders of convertible preferred stock are entitled to receive noncumulative dividends equal to 8% of the original issue price per share, when and if declared by the board of directors, prior and in preference to dividends on common stock. The holders of convertible preferred stock are also entitled to participate in dividends on common stock held on an as-if converted basis. No dividends on convertible preferred stock or common stock had been declared by the board of directors as of December 31, 2020.
Conversion Rights
Each share of convertible preferred stock is convertible at the option of the holder into shares of common stock at any time. The conversion rate for convertible preferred stock is equal to the quotient obtained by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The original issue price for the Series 1, 2, 3, 4, 5, 6, 7, and 8 convertible preferred stock is $2.729862, $4.11146, $4.78821, $3.45536, $5.03624, $5.539864, $6.526419, and $6.9075 per share, respectively, as adjusted for stock splits, stock dividends, combinations, subdivisions, recapitalizations, or similar transactions. The conversion price of the Series 1, 2, 3, 4, 5, 6, 7, and 8 convertible preferred stock is $2.729862, $4.01068, $4.58348, $3.45536, $5.03624, $5.539864, $6.526419, and $6.9075 per share, respectively, as adjusted for certain dilutive issuances, splits and combinations.
Each share of convertible preferred stock automatically converts into shares of common stock at the then-effective conversion price upon the Company’s sale of its common stock in a firm commitment underwriting pursuant to a registration statement filed under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $50.0 million. In addition, all shares of convertible preferred stock (other than the Series 7 preferred stock and Series 8 preferred stock) will automatically convert into shares of common stock upon a vote by the holders of a majority of the outstanding shares of convertible preferred stock voting together as a single class on an as-converted basis; the Series 7 preferred stock may not be converted without the vote or written consent of the holders of at least a majority of the then outstanding shares of Series 7 convertible preferred stock and the Series 8 preferred stock may not be converted without the vote or written consent of the holders of at least a majority of the then outstanding shares of Series 8 convertible preferred stock.
In the event that the initial offering price to the public (prior to any underwriting discount), under the Securities Act of 1933, as amended, at an aggregate public offering price of not less than $50.0 million (IPO), is less than the original issuance price of the Series 8 convertible preferred stock, the conversion price of the Series 8 shall be adjusted to the higher of the IPO price or the original issuance price of the Series 7 convertible preferred stock.
Voting Rights
Holders of convertible preferred stock have voting rights equal to the number of shares of common stock into which their respective convertible preferred shares are then convertible. Holders of convertible preferred stock, as a separate class, voting on an as-converted basis, shall be entitled to elect seven directors of the Company. Holders of the common stock, as a separate class, shall be entitled to elect one director of the Company. The holders of common stock and convertible preferred stock, voting together as a single class on an as-converted basis, shall be entitled to elect the remaining number of directors of the Company.
Liquidation Preferences
In the event of a liquidation or sale of the Company, either voluntary or involuntary, distributions to the stockholders shall be made in the following manner: the holders of Series 8 preferred stock shall be entitled, before holders of other series of preferred stock and before holders of common stock, to an amount per share equal to the greater of (1) the original issue price of Series 8 preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of Series 8 preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8 preferred stock, the holders of Series 7 preferred stock shall be entitled, before holders of other series of preferred stock, an amount per share equal to the greater of (1) the original issue price of Series 7 preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of Series 7 preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8 and Series 7 preferred stock, the holders of Series 5 and 6 convertible preferred stock then outstanding shall be entitled, on a pari passu basis, an amount per share equal to the greater of (1) the applicable original issue price for such series of convertible preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of such series convertible preferred stock been converted into common stock immediately prior to such event. After payment to the holders of Series 8, Series 7, and Series 5 and 6 convertible preferred stock, the holders of Series 1, 2, 3, and 4 convertible preferred stock then outstanding shall be entitled, on a pari passu basis, an amount per share equal to the greater of (1) the applicable original issue price for such series of convertible preferred stock plus any declared but unpaid dividends and (2) the amount that would have been payable had all shares of such series convertible preferred stock been converted into common stock immediately prior to such event. After payment of all preferential amounts required to be paid to the holders of convertible preferred stock, the remaining funds and assets available for distribution shall be distributed among the holders of common stock, pro rata based on the number of shares of common stock held.
Redemption
Convertible preferred stock is not redeemable by the Company or at the option of the preferred stockholders.
Convertible Preferred Stock Warrants
Warrants for Series 4 Preferred Stock
In May 2016, in connection with the first amendment to the Hercules Credit Facility, the Company issued warrants to purchase an additional 79,587 shares of Series 4 convertible preferred stock to Hercules at an exercise price of $3.45536 per share, subject to certain adjustments. The warrants expire at the earlier of May 2023 and three years from the Company’s qualified initial public offering.
During 2015, the Company issued warrants to purchase 397,932 shares of Series 4 convertible preferred stock to Hercules at an exercise price of $3.45536 per share, subject to certain adjustments. The warrants expire in the earlier of May 2022 or three years from the Company’s qualified initial public offering.
Warrants for Series 1 Preferred Stock
In each of October 2011 and March 2012, the Company issued warrants to purchase 45,787 shares of Series 1 convertible preferred stock at an exercise price of $2.729862 per share to a bank in connection with a debt arrangement. The warrants expire in October 2021.
The warrants for Series 1 and Series 4 convertible preferred stock are recorded as a warrant liability included in other long-term liabilities on the balance sheets prior to January 1, 2018.
The Company adopted ASU No. 2017-11, Earnings per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815) on January 1, 2018, and reclassified its warrant liability of $0.6 million to additional paid-in capital upon adoption. As of December 31, 2020, a total of 569,093 shares of the Series 1 and Series 4 convertible preferred stock warrants were outstanding.